Redeemable Non-Controlling Interests - Reconciliation of Redeemable Non-controlling Interest Activity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Balance at beginning of year	$ 0
IGH capital contribution	215,684
Income allocated to IGH	7,457	$ 0	$ 0
Balance at end of year	$ 223,141	$ 0